Related Party Transactions (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 USD ($)
Related party transactions
Amounts due to related parties	¥ 618	¥ 477		$ 88
Related Party
Related party transactions
Amounts due from related parties	774	1,218		$ 111
Related Party | Miaoyu | Provision of service
Related party transactions
Amount of transaction entered with related parties	481
Related Party | Miaoyu | Cost of revenues and expense occurred to the related parties
Related party transactions
Amount of transaction entered with related parties	202
Related Party | Chengdu Zhisu | Provision of service
Related party transactions
Amount of transaction entered with related parties			¥ 1,176
Related Party | Xingying | Provision of service
Related party transactions
Amount of transaction entered with related parties		681	1,157
Related Party | First BCC
Related party transactions
Amounts due from related parties	62
Amounts due to related parties		412
Related Party | First BCC | Provision of service
Related party transactions
Amount of transaction entered with related parties	372	2,012
Related Party | Yicai
Related party transactions
Amounts due from related parties	557
Related Party | Yicai | Cost of revenues and expense occurred to the related parties
Related party transactions
Amount of transaction entered with related parties	1,305
Related Party | Beijing Mevos
Related party transactions
Amounts due to related parties	65	65
Related Party | Beijing Mevos | Cost of revenues and expense occurred to the related parties
Related party transactions
Amount of transaction entered with related parties	780	274	716
Related Party | Sharing New Medical | Loan advanced to the related party
Related party transactions
Amount of transaction entered with related parties		4,954	8,330
Related Party | Sharing New Medical | Repayment of the loan advances to the related party
Related party transactions
Amount of transaction entered with related parties		13,230	18,620
Related Party | Sharing New Medical | Interest income from related parties
Related party transactions
Amount of transaction entered with related parties		377	868
Related Party | Sharing New Medical | Impairment
Related party transactions
Amount of transaction entered with related parties		13,843
Related Party | Future Light | Cost of revenues and expense occurred to the related parties
Related party transactions
Amount of transaction entered with related parties	909	1,149	1,696
Related Party | Yinchuxing
Related party transactions
Amounts due from related parties	50	50
Related Party | Yinchuxing | Cost of revenues and expense occurred to the related parties
Related party transactions
Amount of transaction entered with related parties		412	412
Related Party | Zhejiang Xinyang
Related party transactions
Amounts due from related parties		500
Amounts due to related parties	500
Related Party | Zhejiang Xinyang | Loan advanced to the related party
Related party transactions
Amount of transaction entered with related parties		500
Related Party | Zhejiang Xinyang | Repayment of the loan advances to the related party
Related party transactions
Amount of transaction entered with related parties	500
Related Party | Chutian | Cost of revenues and expense occurred to the related parties
Related party transactions
Amount of transaction entered with related parties		134	134
Related Party | Beijing Souyang
Related party transactions
Amounts due from related parties		638
Related Party | Beijing Souyang | Cost of revenues and expense occurred to the related parties
Related party transactions
Amount of transaction entered with related parties			318
Related Party | Other
Related party transactions
Amounts due from related parties	105	30
Amounts due to related parties	53
Related Party | Other | Provision of service
Related party transactions
Amount of transaction entered with related parties		213	124
Related Party | Other | Cost of revenues and expense occurred to the related parties
Related party transactions
Amount of transaction entered with related parties	¥ 247	¥ 168	¥ 189